Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 1,772	£ 1,870	£ 1,523
Redemption of subordinated liabilities3		727	476	2,239
Dated subordinated liabilities		12,954	11,921
Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	[1]	0	0	1,180
Redemption of subordinated liabilities3	[1]	615	339	£ 1,944
External issuances by Barclays securitisation SPV
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		732	0
Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		492	623
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 1,045
Interest rate		4.616%
Dated subordinated liabilities		£ 1,126	0
Mezzanine and junior securitisation notes | External issuances by Barclays securitisation SPV
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities		£ 727
3.750% Fixed Rate Resetting Subordinated Callable Notes (GBP) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.75%
Redemption of subordinated liabilities3		£ 500
3.750% Fixed Rate Resetting Subordinated Callable Notes (SGD) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.75%
Redemption of subordinated liabilities3		£ 115
USD Floating Rate Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated liabilities3		£ 112
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.811%
Dated subordinated liabilities		£ 562	590
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		1.125%
Dated subordinated liabilities		£ 876	810
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		3.564%
Dated subordinated liabilities		£ 657	663
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		4.973%
Dated subordinated liabilities		£ 1,371	1,324
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		8.407%
Dated subordinated liabilities		£ 1,023	1,010
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		5.088%
Dated subordinated liabilities		£ 1,063	1,088
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		6.158%
Dated subordinated liabilities		£ 249	248
7.119% Fixed-to-Floating Rate Subordinated Callable Notes due 2034 | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate		7.119%
Dated subordinated liabilities		£ 1,105	£ 1,146

[1]	In 2024, ‘net increase in debt securities in issue’ were presented as a net inflow of £8,005m (2023:£3,585m) and ‘proceeds of borrowings and issuance of subordinated liabilities’ as a net outflow of £339m (2023: £1,944m). In 2025 these transactions are presented on a gross basis.